Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
OTHER ASSETS

14.	OTHER ASSETS

An analysis of other assets is as follows:

	December 31,
	2010	2009
	(millions)

Other current assets
Unamortized cash retention awards	$125	$66
Prepayments and accrued income	73	59
Income taxes receivable	69	—
Derivatives	17	9
Debt issuance costs	8	8
Other receivables	48	56

Total other current assets	$340	$198

Other non-current assets
Deferred compensation plan assets	$114	$107
Unamortized cash retention awards	48	32
Derivatives	30	26
Debt issuance costs	27	35
Other receivables	14	21

Total other non-current assets	$233	$221

Total other assets	$573	$419